PREMISES AND EQUIPMENT - Operating leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
2012	$ 6,468
2013	6,212
2014	5,962
2015	5,161
2016	3,112
Thereafter	8,346
Total	$ 35,261